Cumulative Preferred Stock (Narrative) (Details)					12 Months Ended
	Aug. 17, 2020 shares	Aug. 15, 2020 $ / shares	Jul. 16, 2020 $ / shares	Jan. 07, 2020 shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Issued and Outstanding | shares					41,000,000	41,000,000
First Preferred Shares
Class of Stock [Line Items]
Redemption Value					$ 25
Stock Redeemed or Called During Period, Shares | shares				0
Preferred Stock Dividend Preference Or Restrictions					First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the Consolidated Statements of Income before arriving at “Net earnings attributable to common shareholders” and is shown on the Consolidated Statement of Equity as a deduction from retained earnings. The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary. In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		$ 0.5456			$ 0.6388
Redemption Value					$ 25
Conversion of Stock, Shares Converted | shares	128,610
Convertible Preferred Stock, Shares Issued upon Conversion | shares	4,866,814
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series B
Issued and Outstanding | shares	3,864,636				4,866,814	3,864,636
Percentage rate used to determine dividend rate			2.182%		4.40%
Amount per share used to determine dividend per share			$ 0.1364
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					1.84%
Series A Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value					$ 25
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share		1.1802			1.1802	$ 1.0505
Redemption Value					$ 25
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series D
Issued and Outstanding | shares					10,000,000	10,000,000
Percentage rate used to determine dividend rate					4.10%
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					2.65%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value					$ 25
Series F Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion					The holders of the Series F Shares have the right, at their option, to convert all or any of their Series F Shares, on a one-for-one basis, into Cumulative Floating Rate First Preferred Shares, Series G of the Company on February 15, 2020, or to continue to hold their Series F Shares.
Annual Dividend Per Share		$ 1.0505			$ 1.0625
Redemption Value					$ 25
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series G
Issued and Outstanding | shares					8,000,000	8,000,000
Percentage rate used to determine dividend rate					4.202%
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					2.63%
Series F Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value					$ 25
Series B Preferred Stock
Class of Stock [Line Items]
Redemption Value					$ 25
Preferred Stock Dividend Payment Rate Variable					Floating
Conversion of Stock, Shares Converted | shares	1,130,788,000,000
Convertible Preferred Stock, Shares Issued upon Conversion | shares	1,133,186
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series A
Issued and Outstanding | shares	2,135,364				1,133,186	2,135,364
Percentage rate used to determine dividend rate			2.021%		2.393%
Amount per share used to determine dividend per share			$ 0.1274
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share					$ 1.225
Redemption Value					$ 25
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series I
Issued and Outstanding | shares					12,000,000	12,000,000
Percentage rate used to determine dividend rate					4.90%
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					4.90%
Series H Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value					$ 25
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Percentage rate used to determine dividend rate					2.54%
Perpetual fixed rate Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share					$ 1.125
Redemption Value					$ 25.75
Preferred Stock, Redemption Price, Annual Decrease | $					0.25
Preferred Stock, Redemption Price, Annual Decrease, After Year Five | $					25
Issued and Outstanding | shares					5,000,000	5,000,000
Percentage rate used to determine dividend rate					4.50%